Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 — INTANGIBLE ASSETS

The following is a summary of the Company’s intangible assets, net as of March 31, 2025 and December 31, 2024:

	Weighted Average Useful Life Remaining (in years)	March 31, 2025
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	—	$3,084,100	$3,084,100	$—
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
Order backlog	0.6	10,808,821	7,870,017	2,938,804
		$14,613,721	11,674,917	$2,938,804
	Weighted Average Useful Life Remaining (in years)	December 31, 2024
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	—	$3,084,100	$3,084,100	$—
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
Order backlog	0.6	10,808,821	3,237,665	7,571,156
		$14,613,721	7,042,565	$7,571,156

The Company periodically reviews the estimated useful lives of its identifiable intangible assets, taking into consideration any events or circumstances that might result in either a diminished fair value or revised useful life. Management has determined there have been no indicators of impairment or change in useful life for the three months ended March 31, 2025, and 2024. Amortization expense relating to the Company’s intangible assets was $4,632,352 and $257,008 for the three months ended March 31, 2025, and 2024, respectively, which is included in depreciation and amortization expenses on the accompanying condensed consolidated statements of operations.

As of March 31, 2025, all of the intangible asset for order backlog will be amortized in 2025.

NOTE 7 — INTANGIBLE ASSETS

The following is a summary of the Company’s intangible assets, net as of December 31, 2024 and 2023:

	Weighted Average Useful Life Remaining (in years)	December 31, 2024
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	—	$3,084,100	$3,084,100	$—
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
Order backlog	0.6	10,808,821	3,237,665	7,571,156
		$14,613,721	7,042,565	$7,571,156
	Weighted Average Useful Life Remaining (in years)	December 31, 2023
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	0.8	$3,084,100	$2,313,072	$771,028
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
		$3,804,900	$3,033,872	$771,028

The Company periodically reviews the estimated useful lives of its identifiable intangible assets, taking into consideration any events or circumstances that might result in either a diminished fair value or revised useful life. Management has determined there have been no indicators of impairment or change in useful life for the years ended December 31, 2024, and 2023. Amortization expense relating to the Company’s intangible assets was $4,008,693 and $1,298,333 for the years ended December 31, 2024, and 2023, respectively, which is included in depreciation and amortization expenses on the accompanying consolidated statements of operations.

As of December 31, 2024, all of the intangible asset for order backlog will be amortized in 2025.